DundeeWealth Funds

Dynamic Energy Fund

Dynamic Energy Income Fund

Dynamic Global Growth Fund

Dynamic Growth Navigator Fund

Dynamic Infrastructure Fund

Dynamic Natural Resources Fund

Dynamic Contrarian Advantage Fund

Dynamic Discovery Fund

Dynamic Gold & Precious Metals Fund

Dynamic Canadian Value Fund

Dynamic U.S. Growth Fund

Dynamic U.S. Value Fund

(collectively, the “Dynamic Funds”)

JOHCM International Select Fund

Mount Lucas U.S. Focused Equity Fund

Smith Group Large Cap Core Growth Fund

(collectively, with the Dynamic Funds,  the “Funds”)

each a series of DundeeWealth Funds

Class I Shares

Class II Shares

Supplement Dated April 8, 2011

To the Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAIs”) for each Fund dated February 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES, SUMMARY PROSPECTUSES, AND SAIs AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND SAIs.

At a special meeting (the “Meeting”) of the shareholders of the DundeeWealth Funds (the “Trust”) held on April 8, 2011, shareholders of each of the Funds voted to approve a new investment management agreement between DundeeWealth US, LP (the “Adviser”) and the Trust, on behalf of each of the Funds.  In addition, shareholders of each of the Dynamic Funds voted to approve a new sub-advisory agreement between the Adviser and Goodman & Company NY, Ltd., on behalf of each of the Dynamic Funds; shareholders of the JOHCM International Select Fund voted to approve a new sub-advisory agreement between the Adviser and JO Hambro Capital Management Ltd., on behalf of the JOHCM International Select Fund; shareholders of the Mount Lucas U.S. Focused Equity Fund voted to approve a new sub-advisory agreement between the Adviser and Mount Lucas Management Company, LP; and shareholders of the Smith Group Large Cap Core Growth Fund voted to approve a new sub-advisory agreement between the Adviser and Smith Asset Management Group, L.P., on behalf of the Smith Group Large Cap Core Growth Fund.  More detailed  information on the voting results of the Meeting will be included in the Funds’ annual reports dated March 31, 2011.

Also at the Meeting, shareholders of the Dynamic Contrarian Advantage and Dynamic Discovery Funds approved the elimination of each Fund’s respective fundamental investment limitation concerning diversification so that they can operate as  “non-diversified funds.”  Therefore, effective immediately, each Fund’s respective fundamental investment limitation concerning diversification included in the section of the Fund’s SAI entitled “Investment Limitations” is hereby eliminated.  In addition, effective immediately, the following disclosure is added to the sections entitled “Dynamic Contrarian Advantage Fund - Principal Risks of Investing in the Fund” and “Dynamic Discovery Fund - Principal Risks of Investing in the Fund” in the Funds’ Prospectus and the section entitled “Principal Risks of Investing in the Fund” in the Summary Prospectuses for each of the Dynamic Contrarian Advantage and Dynamic Discovery Funds:

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associate with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Please keep this Supplement with your records.